OPERATING LEASES - Schedule Of Supplemental Cash Flow Information Related To Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING LEASES
Cash paid for amounts included in the measurement of operating lease liabilities	¥ 162,421	¥ 188,137	¥ 184,101